CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING, Repurchase Agreements (Details) S/ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Jul. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Repurchase agreement [Abstract]
Nominal amount		S/ 65,749,481	S/ 63,818,334
Minimum [Member]
Repurchase agreement [Abstract]
Borrowings, maturity		January 2024	January 2023
Maximum [Member]
Repurchase agreement [Abstract]
Borrowings, maturity		April 2035	December 2031
SOFR 7.42% [Member]
Repurchase agreement [Abstract]
Debt instrument term of basis spread on variable rate		7.42%
Accrued interest fixed and variable rates		0.50%
SOFR 7.63% [Member]
Repurchase agreement [Abstract]
Debt instrument term of basis spread on variable rate		7.63%
Accrued interest fixed and variable rates		13.00%
Libor 6M + 1.68% [Member]
Repurchase agreement [Abstract]
Term of fixed and variable rates			6 months
Debt instrument term of basis spread on variable rate			1.68%
Accrued interest fixed and variable rates			0.50%
Libor 6M + 1.90% [Member]
Repurchase agreement [Abstract]
Term of fixed and variable rates			6 months
Debt instrument term of basis spread on variable rate			1.90%
Accrued interest fixed and variable rates			12.84%
Cross Currency Swaps [Member] | Cash Flow Hedges [Member]
Repurchase agreement [Abstract]
Nominal amount			S/ 171,600	$ 45	$ 45
Cross Currency Swap Contract One [Member] | Cash Flow Hedges [Member]
Repurchase agreement [Abstract]
Nominal amount			95,300	$ 25	$ 25
Debt Instruments [Member]
Repurchase agreement [Abstract]
Financial liabilities		S/ 8,606,141	S/ 12,332,689
BCRP [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		Sol
Borrowings, maturity		January 2024 / September 2025	January 2023 / September 2025
Financial liabilities		S/ 5,436,564	S/ 3,263,472
BCRP Reactiva Peru [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency	[1]	Sol
Borrowings, maturity	[1]	May 2024 / December 2025	May 2023 / December 2025
Financial liabilities	[1]	S/ 1,779,934	S/ 6,981,698
Banco Central de Bolivia [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		Boliviano
Borrowings, maturity		December 2024 / March 2025	January 2023 / December 2023
Financial liabilities		S/ 590,715	S/ 424,822
Natixis SA one [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		Sol
Borrowings, maturity		August 2028	August 2028
Financial liabilities		S/ 270,000	S/ 270,000
Citigroup Global Markets Limited [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency	[2]	U.S. Dollar
Borrowings, maturity	[2]	August 2026	August 2026
Financial liabilities	[2]	S/ 166,905	S/ 171,630
BCRP Reactiva Peru Especial [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency	[1]	Sol
Borrowings, maturity	[1]	June 2024 / December 2025	June 2023 / December 2025
Financial liabilities	[1]	S/ 133,309	S/ 793,734
Natixis S.A Two [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency	[3]	U.S. Dollar
Borrowings, maturity	[3]	August 2026	August 2026
Financial liabilities	[3]	S/ 92,725	S/ 95,350
Banco de la Repblica de Colombia [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		Colombian peso
Borrowings, maturity		January 2024	January 2023
Financial liabilities		S/ 9,569	S/ 58,955
Bcrp nota [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency	[2]	Sol
Borrowings, maturity	[2]		March 2023
Financial liabilities	[2]	S/ 0	S/ 185,000
Other Minors [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Borrowings, maturity			January 2023
Financial liabilities		0	S/ 5,099
Accrued Interest [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Financial liabilities		S/ 126,420	82,929
Repurchase Agreements [Member]
Repurchase agreement [Abstract]
Fixed interest annual rate		0.50%
Agreement grace period		12 months
Maximum borrowings capacity		S/ 2,877,200	S/ 8,877,200

[1]	Throug Repo Operations, BCP and MiBanco sell representing credit securities guaranteed by the BCRP, they receive soles and are obliged to buy them back at a later date. The credit representing securities with guarantee of the National Government may have the form of a portfolio of credit representing titles or of Certificates of Participation in trustee of the loan portfolio guaranteed by the National Government (Reactiva Especial). The BCRP will charge a fixed interest annual rate in soles of 0.50 percent for the operation and will include a grace period of twelve months without payment of interest or principal. As of December 31, 2023, the total credits granted through the Reactiva Peru program are S/2,877.2 million (S/8,877.2 million, as of December 31, 2022), see Note 7(a).
[2]	Cross currency swaps (CCS) which was designated as cash flow hedge of certain repurchase agreements in U.S. dollars at a variable rate for a nominal amount of US$45 million (US$45 million, equivalent to S/171.6 million, as of December 31, 2022). Through the cross currency swap (CCS), these repurchase agreements were economically converted into Soles at a fixed rate, see Note 12(c).
[3]	Cross currency swap (CCS) which was designated as cash flow hedge of certain repurchase agreements in U.S. dollars at a variable rate for a nominal amount of US$25 million (US$25 million, equivalent to S/95.3 million, as of December 31, 2022). Through the cross currency swap (CCS), these repurchase agreements were economically converted into Soles at a fixed rate, see Note 12(c).